Condensed consolidated cash flow statement € in Millions, £ in Millions	6 Months Ended
	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£) [1]
Operating activities
Operating profit/(loss)		£ (770)	£ 2,694
Adjustments for non-cash items		1,271	397
Net cash flows from trading activities		501	3,091
Changes in operating assets and liabilities		14,281	4,083
Net cash flows from operating activities before tax		14,782	7,174
Income taxes paid		(231)	(192)
Net cash flows from operating activities		14,551	6,982
Net cash flows from investing activities		2,035	(4,770)
Net cash flows from financing activities		2,748	(705)
Effects of exchange rate changes on cash and cash equivalents		2,752	211
Net increase in cash and cash equivalents	€ 101.0	22,086	1,718
Cash and cash equivalents at beginning of period		100,588	108,936
Cash and cash equivalents at end of period		£ 122,674	£ 110,654

[1]	2019 has been re-presented to align to the balance sheet classification. Furthermore, MREL was previously presented in Operating activities is now presented in Financing activities